Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
CASH FLOWS FROM OPERATING ACTIVITIES
Net Income	$ 6,022	$ 5,884	$ 5,240
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization of premises, equipment and software	916	928	779
Deferred income taxes	83	175	77
Provision for loan losses	389	643	840
Gain on sale of loans, net	(363)	(198)	(347)
Securities gains	(56)	(133)	(159)
Security amortization, net of accretion	575	361	456
Secondary market loan sale proceeds	12,414	6,506	12,393
Originations of secondary market loans held-for-sale	(12,083)	(6,383)	(12,106)
Bank-owned life insurance	(270)	(264)	(253)
Effects of changes in operating assets and liabilities:
Net deferred loan (fees) costs	(89)	(81)	(214)
Accrued interest receivable	(184)	45	(57)
Accrued interest payable	(4)	(12)	(39)
Other assets and liabilities	316	(308)	339
Net cash provided by operating activities	7,666	7,163	6,949
Securities:
Proceeds from repayments, available-for-sale	39,187	35,337	36,200
Proceeds from repayments, held-to-maturity	14,834	9,273	1,211
Purchases, available-for-sale	(69,684)	(34,893)	(55,693)
Purchases, held-to-maturity	(10,000)	(3,000)	(8,135)
Proceeds from sale of securities, available-for-sale	1,576	2,483	4,309
Proceeds from redemption of restricted stock		849
Loan originations, net of repayments	(6,023)	(33,043)	(14,666)
Purchase of residential real estate loans	(5,964)
Proceeds from sale of other real estate			18
Property, equipment and software acquisitions	(611)	(427)	(1,526)
Purchase of bank-owned life insurance			(1,000)
Net cash provided by (used in) investing activities	(36,685)	(23,421)	(39,282)
CASH FLOWS FROM FINANCING ACTIVITIES
Net change in deposits	24,967	19,151	5,550
Net change in short-term borrowings	1,971	(2,044)	4,679
Proceeds from other borrowings		5,000
Repayment of other borrowings	(1,488)	(2,506)	(213)
Cash dividends paid	(2,082)	(2,026)	(1,970)
Proceeds from stock options exercised		7	8
Net cash provided by financing activities	23,368	17,582	8,054
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(5,651)	1,324	(24,279)
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	43,923	42,599	66,878
CASH AND CASH EQUIVALENTS AT END OF YEAR	38,272	43,923	42,599
Cash paid during the year for:
Interest	1,571	1,750	2,356
Income taxes	$ 2,180	$ 2,500	2,335
Noncash investing activities:
Transfer of securities from available-for-sale to held-to-maturity			$ 38,930